UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003
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Check here if Amendment (    ); Amendment Number:
                                                 ------------------------
This Amendment (Check only one.):       (     )      is a restatement.
                                        (     )      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
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Address:        15 Old Danbury Road
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                P. O. Box 812
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                Wilton, CT  06897-0812
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Form 13F File Number: 28 - 06755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Strauss
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Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
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Phone:       203-563-5127
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Signature, Place, and Date of Signing:

/s/ Michael Strauss                   Wilton, CT                5/14/03
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(Signature)                           (City, State)             (Date)

Report Type  (Check only one.):

(      )   13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

(   X  )   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(      )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         44
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Form 13F Information Table Entry Total:    0
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Form 13F Information Table Value Total:    $0
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NO.          FORM 13F FILE NUMBER     NAME OF SUB-ADVISER
   ---          --------------------     -------------------

    1           28-5970                  Avanced Investment Partners, Inc.
    2           28-2321                  Alliance Capital Management
    3           28-2616                  Angelo, Gordon & Co., L.P.
    4           28-5422                  Artisan Partners
    5           28-05416                 Bee & Associates
    6           28-00620                 Boston Company Asset Management
    7           28-96                    Capital Guardian Trust Company
    8           28-06462                 Chartwell Investment Partners
    9           28-4751                  Constitution Research & Management
    10          28-03121                 Dorset Management Corp.
    11          28-3404                  Duncan-Hurst Capital Management
    12          28-09996                 Evnine-Vaughan Assoc.
    13          28-03377                 Grantham, Mayo, Van Otterloo & Co. LLC
    14          28-04981                 Goldman Sachs Asset Management
    15          28-2013                  Harris Associates, L.P.
    16          28-10081                 Helix Investment Partners
    17          28-05139                 High Rock Capital LLC
    18          28-16                    ICAP
    19          28-10329                 Income Research & Management
    20          28-06008                 Iridian Asset Management, LLC
    21          28-74                    Jennison Associates
    22          28-01944                 John A. Levin & Co.
    23          28-1316                  KR Capital
    24          28-03377                 Lazard Asset Management
    25          28-10441                 Lincoln Capital Management Company
    26          28-00158                 Marsico Asset Management, LLC
    27          28-04632                 Martingale Asset Management
    28          28-5523                  NewBridge Partners, LLC
    29          28-03425                 NewSouth Capital Management, Inc.
    30          28-05050                 Oaktree Capital Management LLC
    31          28-3530                  Omega Advisors
    32          28-03791                 Pzena Investment Management

    33          28-04492                 Reams Asset Mgmt. Co, LLC
    34          28-04731                 Schroder Capital Management
    35          28-04605                 Shaker Investments
    36          28-10254                 Shapiro Capital Management
    37          28-1399                  Southeastern Asset Management
    38          28-00399                 SSGA Funds Management, Inc.
    39          28-1693                  Steinberg Priest Capital Management
    40          28-1202                  Strong Capital Management, Inc.
    41          28-2924                  Turner Investment Partners, Inc.
    42          28-7802                  Veredus Asset Management, LLC
    43          28-02927                 Water Street Capital Inc.
    44          28-1700                  Western Asset Management Company